Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,318,000
Previously Paid Amount	0.00
Total Fee Amount	320.12
Total Offset Amount	0.00
Net Fee	320.12
Narrative - Max Aggregate Offering Price	$ 2,318,000
Final Prospectus	true